COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Disclosure of commitments and contingencies [Table Text Block]
2025	7,826
2026	1,463
2027	-
2028	-
2029 and thereafter	-
Total commitments	9,289